Financial instruments (Details Narrative) kr / shares in Units, $ / shares in Units, kr in Thousands, kr in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2024 SEK (kr)	Nov. 30, 2025 SEK (kr)	May 31, 2025 USD ($) $ / shares	May 31, 2025 SEK (kr) kr / shares	Apr. 08, 2025 shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 SEK (kr)	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Description of loans and borrowings		AS, a subsidiary of Einride, obtained a term loan facility from Pareto Bank ASA for a principal amount of NOK 18 million. This loan has a maturity period of four years, with repayments structured over 16 quarterly periods, involving quarterly principal amortization of NOK 1 million (NOK 4 million annually). The interest rate is variable, set at NIBOR 3M plus a margin of 5%, and is reviewed and updated at the inception of each quarter	AS, a subsidiary of Einride, obtained a term loan facility from Pareto Bank ASA for a principal amount of NOK 18 million. This loan has a maturity period of four years, with repayments structured over 16 quarterly periods, involving quarterly principal amortization of NOK 1 million (NOK 4 million annually). The interest rate is variable, set at NIBOR 3M plus a margin of 5%, and is reviewed and updated at the inception of each quarter. A lending fee of NOK 355 thousand was incurred at the loan’s inception and the effective interest rate at the start date was 9.53%. The facility is secured by a guarantee from Einride for NOK 5 million and by a pledge over Einride Norway AS’s operating assets and the specific trucks purchased with the loan proceeds, valued at NOK 20 million	AS, a subsidiary of Einride, obtained a term loan facility from Pareto Bank ASA for a principal amount of NOK 18 million. This loan has a maturity period of four years, with repayments structured over 16 quarterly periods, involving quarterly principal amortization of NOK 1 million (NOK 4 million annually). The interest rate is variable, set at NIBOR 3M plus a margin of 5%, and is reviewed and updated at the inception of each quarter. A lending fee of NOK 355 thousand was incurred at the loan’s inception and the effective interest rate at the start date was 9.53%. The facility is secured by a guarantee from Einride for NOK 5 million and by a pledge over Einride Norway AS’s operating assets and the specific trucks purchased with the loan proceeds, valued at NOK 20 million
Proceeds from borrowings			kr 16,743	kr 20	kr 6,650
Conversion price | $ / shares							$ 10.79			$ 10.79
Conversion of shares | shares									7,395,078
Principal amount								kr 240,297
Redemption amount							$ 27	kr 258,214
Effective interest rate			21.20%
Credit facility amount						kr 550,000					kr 50,000
Liabilities associated with cash advances			kr 80,108		11,172
Warrants issued | shares												2,169,008
Volatility	37.00%
Effects on equity			kr 49,845		kr 36,478
Average days outstanding for trade receivable			78 days	78 days	34 days
Cash			kr 278,825		kr 74,165
Warrants [member]
IfrsStatementLineItems [Line Items]
Expected life			2 years 9 months	2 years 9 months	4 years
Volatility			37.00%	37.00%	35.00%
Risk free rate			3.50%	3.50%	4.10%
Embedded derivative [member]
IfrsStatementLineItems [Line Items]
Volatility			37.00%	37.00%
Risk free rate			3.50%	3.50%
Series C preference shares [member]
IfrsStatementLineItems [Line Items]
Conversion price | kr / shares								kr 0.63
Fair market value | kr / shares								kr 14.55
Top of range [member]
IfrsStatementLineItems [Line Items]
Principal amount							20	kr 191,270
Redemption amount							25	239,088
Fair value of warrants			kr 151,000
Convertible debt			4,971
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Redemption amount							$ 23	kr 219,961
Fair value of warrants			107,000
Convertible debt			kr 4,510
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest rate											10.00%
Payment in kind [member]
IfrsStatementLineItems [Line Items]
Interest rate											49.00%